SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

The following tables break down certain of the information presented in the Interim Combined Carve-out Condensed Income Statements for the six months ended June 30, 2021 and 2020 by the Group’s operating segments (amounts expressed in thousands of euros) Gibraltar and Luxembourg holding company have been grouped and reported under “Supporting”.

06/30/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	25,641	11,549	2,048	483	19,019	(18,796)	39,944
Personnel expenses	(155)	(3)	(52)	(91)	(2,684)	—	(2,985)
Depreciation and amortization	(93)	(2)	(1)	(50)	(231)	—	(377)
Other operating expenses	(27,543)	(16,391)	(3,750)	(674)	(20,116)	18,779	(49,695)
Operating expenses	(27,791)	(16,396)	(3,803)	(815)	(23,031)	18,779	(53,057)
OPERATING INCOME/(LOSS)	(2,150)	(4,847)	(1,755)	(332)	(4,012)	(17)	(13,113)
Finance income	(2)	192	3	3	188	(251)	133
Finance costs	—	(9)	(3)	(39)	(255)	241	(65)
Net financial results	(2)	183	—	(36)	(67)	(10)	68
NET INCOME/(LOSS) BEFORE TAX	(2,152)	(4,664)	(1,755)	(368)	(4,079)	(27)	(13,045)
Income tax benefit/(expense)	181	—	—	—	(403)	—	(222)
NET INCOME/(LOSS) FOR THE PERIOD	(1,971)	(4,664)	(1,755)	(368)	(4,482)	(27)	(13,267)
Attributable to equity holders of the Parent	(1,971)	(4,664)	(1,755)	(401)	(4,482)	(27)	(13,300)
Attributable to non-controlling interests	—	—	—	33	—	—	33

06/30/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	21,512	6,940	870	118	13,991	(13,456)	29,975
Personnel expenses	(129)	(9)	(57)	(85)	(2,331)	—	(2,611)
Depreciation and amortization	(287)	(1)	—	—	(255)	—	(543)
Other operating expenses	(18,857)	(10,299)	(1,265)	(181)	(15,435)	13,427	(32,610)
Operating expenses	(19,273)	(10,309)	(1,322)	(266)	(18,021)	13,427	(35,764)
OPERATING INCOME/(LOSS)	2,239	(3,369)	(452)	(148)	(4,030)	(29)	(5,789)
Finance income	—	17	—	—	285	(255)	47
Finance costs	(4)	(1)	—	(55)	(328)	96	(292)
Net financial results	(4)	16	—	(55)	(43)	(159)	(245)
NET INCOME/(LOSS) BEFORE TAX	2,235	(3,353)	(452)	(203)	(4,073)	(188)	(6,034)
Income tax benefit/(expense)	(559)	—	—	62	(245)	(1)	(743)
NET INCOME/(LOSS) FOR THE PERIOD	1,676	(3,353)	(452)	(141)	(4,318)	(189)	(6,777)
Attributable to equity holders of the Parent	1,676	(3,353)	(452)	(137)	(4,318)	(189)	(6,773)
Attributable to non-controlling interests	—	—	—	(4)	—	—	(4)

The following tables break down certain of the information presented in the Interim Combined Carve-out Condensed Statements of Financial Position as of June 30, 2021 and December 31, 2020 by the Group’s operating segments (amounts expressed in thousands of euros) Gibraltar and Luxembourg holding company have been grouped and reported under “Supporting”.

06/30/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	124	14	6	148	9,044	(8,438)	898
Current assets	23,140	1,834	951	587	25,627	(41,052)	11,087
Trade receivables and other current assets	16,786	—	1	59	24,108	(39,781)	1,173
Current financial assets	2,089	975	330	198	1,039	(1,301)	3,330
Cash and cash equivalents	4,265	859	620	330	480	30	6,584
Total Assets	23,264	1,848	957	735	34,671	(49,490)	11,985
EQUITY	11,063	(9,160)	(2,345)	614	(5,903)	(2,223)	(7,955)
CURRENT LIABILITIES	12,201	11,008	3,302	121	40,574	(47,267)	19,940
Lease obligations	3	—	—	—	—	—	3
Provisions	—	—	—	—	49	—	49
Borrowings	3,912	—	—	(36)	24,996	(27,733)	1,139
Trade payables and other current liabilities	8,286	11,008	3,302	157	15,529	(19,534)	18,749
Total EQUITY AND LIABILITIES	23,264	1,848	957	735	34,671	(49,490)	11,985

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	—	—	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	—	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	—	—	—	—	—	9
Provisions	—	—	—	—	15	—	15
Borrowings	7,391	—	—	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548

The Group does not have any customers that individually account for 10% or more of its interest and income for the six months ended June 30, 2021 and 2020.

Codere Online Business [Member]
Reserve Quantities [Line Items]
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of the Group, is the Managing Director of the Group. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, the Group’s operating segments are formed by the Group’s online business in Spain, Mexico, Colombia, Panama, Italy, Malta, Israel and Gibraltar.

The Managing Director measures the performance of the Group’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

The Group will report financial information, both internally and externally, based on the organizational structure pending to be approved by the Managing Director of the Group. Thus, the reportable segments for the 2020 and 2019 combined carve-out financial statements are formed by the Group’s operations in Spain, Mexico and Colombia. Panama, Italy and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD (Malta), Israel, SEJO and Gibraltar have been grouped and reported under “Supporting”. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Group companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the income statement for the years ended December 31, 2020 and 2019 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	—	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	—	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	—	(14,249)
Finance income	—	—	—	—	602	(434)	168
Finance costs	(332)	7	—	(101)	(696)	434	(688)
Net financial results	(332)	7	—	(101)	(94)	—	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	—	(14,769)
Income tax benefit/(expense)	(1,077)	—	—	118	(551)	—	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	—	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	—	(16,274)
Attributable to non-controlling interests	—	—	—	(5)	—	—	(5)

4.	SEGMENT INFORMATION (cont.)

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,058	15,222	1,505	731	27,743	(27,676)	61,583
Personnel expenses	(234)	(6)	(79)	—	(4,783)	—	(5,102)
Depreciation and amortization	(746)	(1)	—	—	(446)	—	(1,193)
Other operating expenses	(44,125)	(21,754)	(3,909)	(550)	(28,503)	27,676	(71,165)
Operating expenses	(45,105)	(21,761)	(3,988)	(550)	(33,732)	27,676	(77,460)
OPERATING INCOME/(LOSS)	(1,047)	(6,539)	(2,483)	181	(5,989)	—	(15,877)
Finance income	—	—	—	—	232	(232)	—
Finance costs	(3)	—	—	(126)	(372)	232	(269)
Net financial results	(3)	—	—	(126)	(140)	—	(269)
NET INCOME/(LOSS) BEFORE TAX	(1,050)	(6,539)	(2,483)	55	(6,129)	—	(16,146)
Income tax benefit/(expense)	400	—	—	38	(385)	—	53
NET INCOME/(LOSS) FOR THE YEAR	(650)	(6,539)	(2,483)	93	(6,514)	—	(16,093)
Attributable to equity holders of the Parent	(650)	(6,539)	(2,483)	(5)	(6,514)	—	(16,191)
Attributable to non-controlling interests	—	—	—	98	—	—	98

The following tables break down certain of the information presented in the combined carve-out statements of financial position as of December 31, 2020, 2019 and January 1, 2019 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	—	—	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	—	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	—	—	—	—	—	9
Provisions	—	—	—	—	15	—	15
Borrowings	7,391	—	—	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	659	2	—	200	9,001	(7,759)	2,103
Current assets	37,862	1,690	21	360	14,808	(12,617)	42,124
Trade receivables and other current assets	29,312	—	—	288	12,408	(12,276)	29,732
Current financial assets	4,143	—	—	72	500	(341)	4,374
Cash and cash equivalents	4,407	1,690	21	—	1,900	—	8,018
Total Assets	38,521	1,692	21	560	23,809	(20,376)	44,227
EQUITY	(18,163)	(4,000)	(1,181)	(1,039)	(6,708)	(242)	(31,333)
NON-CURRENT LIABILITIES	21,191	—	—	—	250	—	21,441
CURRENT LIABILITIES	35,493	5,692	1,202	1,599	30,267	(20,134)	54,119
Lease obligations	—	—	—	—	—	—	—
Provisions	37	—	—	—	95	—	132
Borrowings	19,993	—	—	1,488	17,307	(8,552)	30,236
Trade payables and other current liabilities	15,463	5,692	1,202	111	12,865	(11,582)	23,751
Total EQUITY AND LIABILITIES	38,521	1,692	21	560	23,809	(20,376)	44,227

01/01/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	1,396	—	—	100	2,515	(990)	3,021
Current assets	31,280	—	—	285	6,568	(5,080)	33,053
Trade receivables and other current assets	26,957	—	—	285	5,219	(4,679)	27,782
Current financial assets	2,273	—	—	—	769	(401)	2,641
Cash and cash equivalents	2,050	—	—	—	580	—	2,630
Total Assets	32,676	—	—	385	9,083	(6,070)	36,074
EQUITY	(16,230)	(683)	(56)	(988)	(1,109)	(284)	(19,350)
NON-CURRENT LIABILITIES	13,541	—	—	—	901	(901)	13,541
CURRENT LIABILITIES	35,365	683	56	1,373	9,291	(4,885)	41,883
Lease obligations	—	—	—	—	—	—	—
Provisions	—	—	—	—	19	—	19
Borrowings	22,940	—	—	1,308	2,652	(850)	26,050
Trade payables and other current liabilities	12,425	683	56	65	6,620	(4,035)	15,814
Total EQUITY AND LIABILITIES	32,676	—	—	385	9,083	(6,070)	36,074

The Group does not have any customers that individually account for 10% or more of its interest and income for the years ended December 31, 2020 and 2019.

(Thousands of Euros)